Columbia Select Mid Cap Growth Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Growth Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 10.9%
Liberty Media Corp.-Liberty Formula One, Class C(a)	177,076	17,093,146
Live Nation Entertainment, Inc.(a)	97,965	13,439,818
Roblox Corp., Class A(a)	269,016	23,399,012
Roku, Inc.(a)	232,608	16,854,776
Spotify Technology SA(a)	97,175	64,634,980
Take-Two Interactive Software, Inc.(a)	134,536	30,442,806
TKO Group Holdings, Inc.	94,841	14,966,858
Total		180,831,396
Media 1.1%
Trade Desk, Inc. (The), Class A(a)	235,492	17,713,708
Total Communication Services		198,545,104
Consumer Discretionary 17.1%
Diversified Consumer Services 1.5%
Duolingo, Inc.(a)	47,761	24,817,093
Hotels, Restaurants & Leisure 12.0%
Cava Group, Inc.(a)	134,905	10,963,729
DoorDash, Inc., Class A(a)	128,087	26,725,353
DraftKings, Inc., Class A(a)	590,455	21,185,526
Expedia Group, Inc.	80,497	13,422,875
Flutter Entertainment PLC(a)	114,259	28,873,249
Hilton Worldwide Holdings, Inc.	131,061	32,560,795
Royal Caribbean Cruises Ltd.	84,458	21,703,172
Texas Roadhouse, Inc.	86,280	16,842,719
Viking Holdings Ltd.(a)	400,194	17,864,660
Yum! Brands, Inc.	59,001	8,492,604
Total		198,634,682
Household Durables 1.0%
SharkNinja, Inc.(a)	169,030	15,538,928
Specialty Retail 2.6%
Burlington Stores, Inc.(a)	67,065	15,308,927
Chewy, Inc., Class A(a)	281,971	12,759,188
Floor & Decor Holdings, Inc., Class A(a)	206,939	14,835,457
Total		42,903,572
Total Consumer Discretionary		281,894,275
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.9%
Beverages 1.7%
Celsius Holdings, Inc.(a)	749,473	28,390,037
Consumer Staples Distribution & Retail 3.2%
Casey’s General Stores, Inc.	65,729	28,773,527
Sprouts Farmers Market, Inc.(a)	139,844	24,173,434
Total		52,946,961
Total Consumer Staples		81,336,998
Energy 3.8%
Energy Equipment & Services 0.5%
TechnipFMC PLC	277,002	8,628,613
Oil, Gas & Consumable Fuels 3.3%
EQT Corp.	187,550	10,339,631
Targa Resources Corp.	274,332	43,325,253
Total		53,664,884
Total Energy		62,293,497
Financials 8.5%
Capital Markets 8.5%
Ares Management Corp., Class A	94,097	15,573,054
Blue Owl Capital, Inc.	862,860	16,118,225
Coinbase Global, Inc., Class A(a)	73,115	18,031,621
LPL Financial Holdings, Inc.	101,128	39,152,716
Robinhood Markets, Inc., Class A(a)	784,644	51,904,201
Total		140,779,817
Total Financials		140,779,817
Health Care 9.2%
Biotechnology 3.4%
Alnylam Pharmaceuticals, Inc.(a)	64,792	19,733,051
Insmed, Inc.(a)	172,294	12,014,061
Natera, Inc.(a)	153,714	24,245,309
Total		55,992,421
Health Care Equipment & Supplies 3.3%
Glaukos Corp.(a)	214,073	20,184,943
ICU Medical, Inc.(a)	41,210	5,557,581
IDEXX Laboratories, Inc.(a)	56,055	28,776,395
Total		54,518,919

Columbia Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.2%
Cardinal Health, Inc.	126,299	19,505,618
Life Sciences Tools & Services 1.3%
West Pharmaceutical Services, Inc.	107,278	22,619,566
Total Health Care		152,636,524
Industrials 17.7%
Aerospace & Defense 7.1%
Axon Enterprise, Inc.(a)	29,261	21,956,284
BWX Technologies, Inc.	286,212	35,948,227
Howmet Aerospace, Inc.	347,474	59,032,358
Total		116,936,869
Building Products 0.9%
Trex Company, Inc.(a)	267,653	14,953,773
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc.	40,553	19,393,661
Electrical Equipment 3.8%
Vertiv Holdings Co.	583,937	63,024,321
Ground Transportation 1.9%
Old Dominion Freight Line, Inc.	68,040	10,897,967
XPO, Inc.(a)	182,276	20,748,477
Total		31,646,444
Machinery 2.8%
RBC Bearings, Inc.(a)	127,422	46,619,887
Total Industrials		292,574,955
Information Technology 17.6%
IT Services 5.4%
Cloudflare, Inc.(a)	259,170	42,993,711
Snowflake, Inc., Class A(a)	223,583	45,984,316
Total		88,978,027
Semiconductors & Semiconductor Equipment 1.7%
Astera Labs, Inc.(a)	199,405	18,090,022
Monolithic Power Systems, Inc.	15,716	10,402,420
Total		28,492,442
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.5%
AppLovin Corp.(a)	136,404	53,606,772
Datadog, Inc., Class A(a)	156,879	18,492,896
HubSpot, Inc.(a)	68,201	40,231,770
Palantir Technologies, Inc., Class A(a)	257,572	33,942,838
Zscaler, Inc.(a)	99,574	27,452,552
Total		173,726,828
Total Information Technology		291,197,297
Materials 2.7%
Construction Materials 1.2%
Vulcan Materials Co.	76,702	20,331,399
Metals & Mining 1.5%
Carpenter Technology Corp.	105,053	24,687,455
Total Materials		45,018,854
Utilities 5.7%
Independent Power and Renewable Electricity Producers 5.7%
Talen Energy Corp.(a)	163,134	39,796,539
Vistra Corp.	335,323	53,842,814
Total		93,639,353
Total Utilities		93,639,353
Total Common Stocks (Cost $1,294,122,074)		1,639,916,674

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	10,196,088	10,193,029
Total Money Market Funds (Cost $10,192,875)		10,193,029
Total Investments in Securities (Cost: $1,304,314,949)		1,650,109,703
Other Assets & Liabilities, Net		3,815,852
Net Assets		1,653,925,555
Columbia Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	25,646,616	778,104,625	(793,556,534)	(1,678)	10,193,029	1,442	838,937	10,196,088
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Mid Cap Growth Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT194_08_R01_(07/25)